Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.54%
Communication services: 0.86%
Interactive media & services: 0.76%
CarGurus, Inc.†	83,639	$3,031,077
Nextdoor Holdings, Inc.†	906,379	2,012,162
		5,043,239
Media: 0.10%
Versant Media Group, Inc.	18,717	673,625
Consumer discretionary: 11.26%
Automobile components: 1.62%
Dana, Inc.	140,324	3,778,925
Patrick Industries, Inc.	43,255	3,570,700
Strattec Security Corp.†	39,242	3,448,980
		10,798,605
Broadline retail: 0.40%
Dillard’s, Inc. Class A	4,511	2,654,002
Distributors: 0.65%
GigaCloud Technology, Inc. Class A†	99,201	4,339,052
Diversified consumer services: 0.45%
Carriage Services, Inc. Class A	74,380	3,002,721
Hotels, restaurants & leisure: 1.23%
Cheesecake Factory, Inc.	74,884	7,594,735
Planet Fitness, Inc. Class A†	10,641	594,938
		8,189,673
Household durables: 1.82%
Cavco Industries, Inc.†	7,427	4,062,792
Century Communities, Inc.	57,866	3,886,280
Flexsteel Industries, Inc.	2,260	167,308
Meritage Homes Corp.	56,666	3,977,953
		12,094,333
Leisure products: 2.17%
Johnson Outdoors, Inc. Class A	104,095	4,883,096
Peloton Interactive, Inc. Class A†	885,564	5,658,754
YETI Holdings, Inc.†	79,956	3,913,047
		14,454,897
Specialty retail: 2.27%
Abercrombie & Fitch Co. Class A†	75,603	7,525,522
Envela Corp.†	86,131	1,867,320
RealReal, Inc.†	236,254	2,856,311
Urban Outfitters, Inc.†	38,400	2,848,512
		15,097,665
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods: 0.65%
Rocky Brands, Inc.	87,682	$4,282,389
Consumer staples: 6.95%
Beverages: 0.58%
Primo Brands Corp. Class A	170,537	3,871,190
Consumer staples distribution & retail: 1.92%
Ingles Markets, Inc. Class A	55,709	5,014,367
Natural Grocers by Vitamin Cottage, Inc. Class C	117,401	3,763,876
Village Super Market, Inc. Class A	90,983	3,997,793
		12,776,036
Food products: 3.26%
Cal-Maine Foods, Inc.	71,061	6,237,735
John B Sanfilippo & Son, Inc.	49,266	4,077,254
Pilgrim’s Pride Corp.	186,283	5,096,703
Seneca Foods Corp. Class A†	38,236	6,327,676
		21,739,368
Household products: 1.19%
Oil-Dri Corp. of America	79,620	7,899,100
Energy: 7.10%
Energy equipment & services: 0.67%
Patterson-UTI Energy, Inc.	428,216	4,487,703
Oil, gas & consumable fuels: 6.43%
Dorian LPG Ltd.	189,775	8,999,131
Magnolia Oil & Gas Corp. Class A	250,965	6,452,310
Matador Resources Co.	113,533	5,664,161
PBF Energy, Inc. Class A	135,485	9,792,856
Peabody Energy Corp.	97,881	2,086,823
Permian Resources Corp. Class A	458,981	9,780,885
		42,776,166
Financials: 26.03%
Banks: 16.38%
Ameris Bancorp	91,405	7,971,430
Atlantic Union Bankshares Corp.	195,084	8,277,414
Banner Corp.	106,714	7,513,733
Customers Bancorp, Inc.†	97,672	7,684,833
FB Financial Corp.	132,027	7,971,790
First Financial Corp.	120,988	9,745,583
Great Southern Bancorp, Inc.	106,123	8,522,738
HBT Financial, Inc.	229,366	8,220,478
Independent Bank Corp.	200,004	7,640,153
Pinnacle Financial Partners, Inc.	81,310	8,556,251
UMB Financial Corp.	61,375	8,944,179
See accompanying notes to portfolio of investments
2 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Banks(continued)
Wintrust Financial Corp.	56,381	$8,995,025
WSFS Financial Corp.	111,756	8,962,831
		109,006,438
Capital markets: 3.76%
Donnelley Financial Solutions, Inc.†	85,522	4,045,191
FactSet Research Systems, Inc.	16,027	4,218,306
Galaxy Digital, Inc. Class A†	30,017	630,657
Morningstar, Inc.	23,437	4,513,263
Piper Sandler Cos.	72,696	5,510,357
Stifel Financial Corp.	73,234	6,071,831
		24,989,605
Financial services: 1.10%
Jackson Financial, Inc. Class A	59,853	7,318,825
Insurance: 2.84%
Genworth Financial, Inc. Class A†	630,817	6,200,931
Lincoln National Corp.	134,322	6,126,426
Unum Group	76,604	6,596,371
		18,923,728
Mortgage real estate investment trusts (REITs): 1.95%
AGNC Investment Corp.	598,828	6,383,506
Annaly Capital Management, Inc.	291,307	6,618,495
		13,002,001
Health care: 9.08%
Health care equipment & supplies: 0.82%
Baxter International, Inc.	209,201	5,472,698
Health care providers & services: 6.59%
Addus HomeCare Corp.†	55,557	6,415,722
Brookdale Senior Living, Inc.†	325,480	4,752,008
Chemed Corp.	16,278	8,663,965
Encompass Health Corp.	63,282	7,028,732
Ensign Group, Inc.	38,285	6,820,856
National HealthCare Corp.	36,195	8,181,156
Pediatrix Medical Group, Inc.†	74,586	1,977,275
		43,839,714
Health care technology: 0.65%
Teladoc Health, Inc.†	644,098	4,321,898
Life sciences tools & services: 0.09%
Lifecore Biomedical, Inc.†	135,160	597,407
Pharmaceuticals: 0.93%
Phibro Animal Health Corp. Class A	170,729	6,202,584
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Industrials: 17.87%
Aerospace & defense: 0.43%
Ducommun, Inc.†	15,891	$2,844,807
Building products: 1.44%
AZZ, Inc.	20,733	3,000,480
Trex Co., Inc.†	51,163	2,218,427
UFP Industries, Inc.	26,555	2,303,381
Zurn Elkay Water Solutions Corp. Class C	41,488	2,095,559
		9,617,847
Commercial services & supplies: 1.93%
Brady Corp. Class A	48,062	4,530,805
Healthcare Services Group, Inc.†	204,976	4,775,941
Interface, Inc. Class A	102,471	3,510,656
		12,817,402
Construction & engineering: 1.19%
Matrix Service Co.†	187,576	2,175,882
MYR Group, Inc.†	5,023	1,673,764
NWPX Infrastructure, Inc.†	19,327	2,378,767
Orion Group Holdings, Inc.†	176,201	1,723,246
		7,951,659
Electrical equipment: 1.54%
Atkore, Inc.	48,937	3,570,443
EnerSys	13,895	2,585,165
Generac Holdings, Inc.†	9,115	1,796,658
LSI Industries, Inc.	98,637	2,307,119
		10,259,385
Ground transportation: 0.40%
ArcBest Corp.	18,342	2,647,668
Machinery: 4.74%
Allison Transmission Holdings, Inc.	30,085	3,445,936
ESCO Technologies, Inc.	5,865	1,849,176
Gorman-Rupp Co.	48,962	3,975,225
Kadant, Inc.	8,578	2,637,735
Miller Industries, Inc.	71,638	3,603,391
Mueller Water Products, Inc. Class A	66,603	1,681,060
Standex International Corp.	7,728	2,291,352
Timken Co.	27,483	3,780,287
Twin Disc, Inc.	196,313	4,477,899
Watts Water Technologies, Inc. Class A	11,007	3,806,110
		31,548,171
See accompanying notes to portfolio of investments
4 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Marine transportation: 1.20%
Kirby Corp.†	12,821	$1,681,346
Matson, Inc.	31,215	6,323,847
		8,005,193
Professional services: 3.02%
CBIZ, Inc.†	116,173	6,398,809
Korn Ferry	75,602	6,219,777
Robert Half, Inc.	180,274	6,814,357
Willdan Group, Inc.†	9,448	647,471
		20,080,414
Trading companies & distributors: 1.98%
Boise Cascade Co.	45,958	3,510,272
GATX Corp.	10,133	1,812,490
Rush Enterprises, Inc. Class A	52,593	4,196,395
Willis Lease Finance Corp.	51,285	3,658,159
		13,177,316
Information technology: 6.93%
Communications equipment: 1.55%
Applied Optoelectronics, Inc.†	5,861	552,809
Digi International, Inc.†	48,837	3,404,916
NetScout Systems, Inc.†	79,378	3,228,303
Viasat, Inc.†	40,616	3,124,589
		10,310,617
Electronic equipment, instruments & components: 3.64%
Belden, Inc.	33,771	4,189,293
ePlus, Inc.	74,408	6,876,043
Ingram Micro Holding Corp.	21,865	616,812
OSI Systems, Inc.†	8,775	1,942,697
PC Connection, Inc.	103,621	8,675,150
Sanmina Corp.†	10,343	1,919,247
		24,219,242
Semiconductors & semiconductor equipment: 0.94%
Cirrus Logic, Inc.†	20,070	2,596,054
FormFactor, Inc.†	16,798	1,783,948
Onto Innovation, Inc.†	7,184	1,857,639
		6,237,641
Software: 0.70%
Adeia, Inc.	79,798	2,126,617
CleanSpark, Inc.†	131,343	1,807,279
MARA Holdings, Inc.†	64,547	730,672
		4,664,568
Technology hardware, storage & peripherals: 0.10%
Diebold Nixdorf, Inc.†	9,328	686,448
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Materials: 4.09%
Chemicals: 1.82%
Core Molding Technologies, Inc.†	94,816	$2,233,865
Eastman Chemical Co.	24,536	1,716,293
Element Solutions, Inc.	58,412	2,145,473
Hawkins, Inc.	13,868	1,775,520
NewMarket Corp.	4,977	4,231,246
		12,102,397
Construction materials: 0.66%
Eagle Materials, Inc.	14,194	2,908,919
Knife River Corp.†	20,741	1,517,619
		4,426,538
Metals & mining: 1.61%
Commercial Metals Co.	9,716	667,684
Kaiser Aluminum Corp.	17,981	2,871,206
SSR Mining, Inc.†	107,313	2,749,359
Worthington Steel, Inc.	122,430	4,408,704
		10,696,953
Real estate: 6.17%
Industrial REITs: 1.04%
STAG Industrial, Inc.	181,092	6,928,580
Office REITs: 2.06%
SL Green Realty Corp.	128,940	6,824,794
Vornado Realty Trust	173,830	6,847,164
		13,671,958
Retail REITs: 2.11%
Brixmor Property Group, Inc.	223,141	7,031,173
Tanger, Inc.	172,443	7,011,532
		14,042,705
Specialized REITs: 0.96%
Rayonier, Inc.	293,554	6,393,606
Utilities: 0.20%
Electric utilities: 0.20%
IDACORP, Inc.	4,820	688,826
Pinnacle West Capital Corp.	6,207	626,845
		1,315,671
Total common stocks (Cost $465,317,533)		642,501,448
See accompanying notes to portfolio of investments
6 | Allspring Small Company Value Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Investment companies: 2.33%
Exchange-traded funds: 2.33%
iShares Biotechnology ETF	41,947	$7,819,340
State Street SPDR S&P Biotech ETF	52,444	7,709,793
Total investment companies (Cost $13,865,518)		15,529,133

		Yield
Short-term investments: 1.06%
Investment companies: 1.06%
Allspring Government Money Market Fund Select Class♠∞		3.59%	7,040,472	7,040,472
Total short-term investments (Cost $7,040,472)				7,040,472
Total investments in securities (Cost $486,223,523)	99.93%			665,071,053
Other assets and liabilities, net	0.07			445,784
Total net assets	100.00%			$665,516,837

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,147,574	$24,060,509	$(23,167,611)	$0	$0	$7,040,472	7,040,472	$53,797
See accompanying notes to portfolio of investments
Allspring Small Company Value Portfolio | 7

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,716,864	$0	$0	$5,716,864
Consumer discretionary	74,913,337	0	0	74,913,337
Consumer staples	46,285,694	0	0	46,285,694
Energy	47,263,869	0	0	47,263,869
Financials	173,240,597	0	0	173,240,597
Health care	60,434,301	0	0	60,434,301
Industrials	118,949,862	0	0	118,949,862
Information technology	46,118,516	0	0	46,118,516
Materials	27,225,888	0	0	27,225,888
Real estate	41,036,849	0	0	41,036,849
Utilities	1,315,671	0	0	1,315,671
Investment companies	15,529,133	0	0	15,529,133
Short-term investments
Investment companies	7,040,472	0	0	7,040,472
Total assets	$665,071,053	$0	$0	$665,071,053
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Small Company Value Portfolio